Marketable Securities	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Marketable Securities [Abstract]
Marketable Securities

(3) Marketable Securities

Marketable securities classified as available for sale consisted of the following:

	May 31, 2015
Available for sale securities	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Certificates of Deposit	$500	$—	$(1)	$499
Corporate Bonds	3,214	—	—	3,214
Total	$3,714	$—	$(1)	$3,713

	August 31, 2014
Available for sale securities	Gross Unrealized Loss	Fair Value
Certificates of Deposit	$(4)	$4,240
Commercial Paper	—	5,249
Corporate Bonds	(7)	15,150
Total	$(11)	$24,639

At May 31, 2015, $60 of the certificates of deposits included above are recorded as cash and cash equivalents on the condensed consolidated balance sheets.

All marketable securities at May 31, 2015 are due to mature in one year or less.

(2) Marketable Securities

Marketable securities classified as available for sale consisted of the following:

	August 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized
Available for sale securities	Cost	Gain	Loss	Fair Value
Certificates of Deposit	$4,244	$-	$(4)	$4,240
Commercial Paper	5,249	-	-	5,249
Corporate Bonds	15,157	-	(7)	15,150
Total	$24,650	$-	$(11)	$24,639

	August 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized
Available for sale securities	Cost	Gain	Loss	Fair Value
Certificates of Deposit	$4,561	$-	$(6)	$4,555
Commercial Paper	2,199	-	(1)	2,198
Corporate Bonds	16,081	2	(7)	16,076
Total	$22,841	$2	$(14)	$22,829

At August 31, 2014 and 2013, $60 of the certificates of deposit and $1,199 of the commercial paper, respectively, is included in the cash and cash equivalents on the consolidated balance sheets.

There were no marketable securities classified as held-to maturity as of August 31, 2014 and 2013, respectively.

All marketable securities at August 31, 2014 and 2013 are due to mature in one year or less.